Warrants	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Warrants [Abstract]
WARRANTS
7.	WARRANTS

Private Warrants

In connection with the Company’s various historical debt and equity financing arrangements, the Company issued convertible preferred stock warrants to purchase shares of its various series of convertible preferred stock.

The convertible preferred stock warrants were initially classified as liabilities, with changes in fair value recorded through earnings, as the underlying convertible preferred shares could be redeemed by the holders of these shares upon the occurrence of certain events that are outside of the control of the Company.

Prior to the consummation of the Merger in August 2024, each issued and outstanding convertible preferred stock warrant to purchase Legacy Bolt convertible preferred stock converted into a warrant to purchase shares of the Company’s Common stock (the "Private Warrants"), with each warrant subject to the same terms and conditions as were applicable to the original warrant and having an exercise price and number of shares of Common stock purchasable based on an exchange ratio and other terms contained in the Merger Agreement (the “Private Warrants Conversion”).

After the Private Warrants Conversion, Private Warrants are indexed to the Company’s own stock and met all other conditions for equity classification, and they were therefore reclassified into equity classified instruments. Prior to the Private Warrants Conversion, the Company remeasured the convertible preferred stock warrant liability resulting in a final warrant value of $0.2 million. Therefore, the convertible preferred stock warrant liability for these warrants was removed and additional paid-in capital was increased by $0.2 million to account for the equity reclassification.

The following table represents the Private Warrants outstanding at June 30, 2025 and December 31, 2024:

	Issued Date	Exercise Price	Number of shares	Expiration Date
Series A	January 2013	$63.36	631	January 2028
Series B	June 2015	229.99	434	June 2030
Series E	July 2022	1,284.95	778	July 2029
Total			1,843

Public Warrants

In connection with the Company’s Merger in August 2024, the Company assumed warrants to purchase 479,163 shares of the Company’s Common stock (the “Public Placement Warrants”), with an exercise price of $230.00 per share. Additionally, the Company assumed warrants to purchase 250,000 shares of the Company’s Common stock which were issued to the Sponsor, a related party, with an exercise price of $230.00 per share (the “Private Placement Warrants” and together with the Public Placement Warrants, the “Public Warrants”). Public Warrants may only be exercised for a whole number of shares.

The Public Warrants are classified as liabilities in accordance with ASC 815-40-15 since the Public Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. These liabilities are subject to remeasurement at each balance sheet date until exercised with changes in fair value recorded through earnings (see Note 4 - Fair Value Measurements).

The Public Warrants became exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. The Public Warrants will expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. The Company completed the Merger on August 13, 2024. Therefore, all issued and outstanding Public Warrants became exercisable after September 13, 2024. The Public Warrants expire on August 13, 2029.

In addition, the Company has agreed that as soon as practicable, but in no event later than 20 business days after the closing of a Merger, the Company would use its commercially reasonable efforts to file with the SEC, and within 60 business days following a Merger to have declared effective, a registration statement covering the issuance of the shares of Common stock issuable upon exercise of the warrants and to maintain a current prospectus relating to those shares of Common stock until the warrants expire or are redeemed. Following the Merger consummation, the Company filed such registration statement on September 19, 2024 with the SEC to cover the issuance of the shares of Common stock issuable upon exercise of the Public Warrants.

Notwithstanding the above, if the Common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but will use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Redemption

Redemption of Public Warrants when the price per share of Common stock equals or exceeds $360.00. The Company may redeem the outstanding Public Warrants (except as described herein with respect to the Private Placement Warrants):

●	in whole and not in part.

●	at a price of $0.20 per warrant.

●	upon a minimum of 30 days’ prior written notice of redemption, or 30-day redemption period, to each warrant holder; and

●	if, and only if, the last reported sale price of the Common stock equals or exceeds $360.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

When the Public Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws

.

Redemption of Public Warrants when the price per share of Common stock equals or exceeds $200.00.

Commencing ninety days after the Public Warrants become exercisable, the Company may redeem the outstanding warrants:

●	in whole and not in part.

●	at a price of $2.00 per warrant if holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Common stock based on the redemption date and the fair market value of the Common stock.
●	upon a minimum of 30 days’ prior written notice of redemption.

●	if, and only if, the last reported sale price of the Common stock equals or exceeds $200.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

●	if, and only if, the Private Placement Warrants are also concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above; and

●	if, and only if, there is an effective registration statement covering the issuance of the shares of Common stock issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the 30-day period after written notice of redemption is given.

If the Company calls the Public Warrants for redemption, as described above, its management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of Common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of Common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants.

The Private Placement Warrants are identical to the Public Placement Warrants, except that if held by the Sponsor or its permitted transferees, they (i) may be exercised on a cashless basis and (ii) are not subject to redemption. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, then the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as Public Placement Warrants, if price per share is less than $360.00. In addition, the Private Placement Warrants (and the shares of Common stock issuable upon exercise of such Private Placement Warrants) may not be transferred, assigned, or sold until 30 days after the completion of the Company’s Merger, subject to certain limited exceptions.

Exchange of Private Placement Warrants

On February 14, 2025, pursuant to a settlement agreement with the Sponsor (see Note 10 - Commitments and Contingencies), the Company exchanged the Private Placement Warrants for a new warrant to purchase 250,000 shares of Common stock (the "Sponsor Warrants") at an exercise price of $10.00 per share. The warrants became exercisable immediately upon issuance and will terminate on the fifth anniversary of the issuance date.

If, for any consecutive 10 trading day period while the Sponsor Warrants are outstanding, the closing price of the Company's Common stock is equal to or greater than $17.00 (the “Forced Exercise Triggering Event”), then the Company shall have the right, in its sole discretion and upon written notice given at any time within 20 days of the initial occurrence of the Forced Exercise Triggering Event delivered to the holder of the Sponsor Warrant, to force the holder to cash exercise the Sponsor Warrants with respect to the number of shares of Common stock that represents up to the lesser of (i) 125,000 shares of Common stock or (ii) the unexercised portion of the Sponsor Warrants.

The Company accounted for the exchange as a modification of the Private Placement Warrants liability. The change in fair value as a result of the modification was included in the interim condensed consolidated statements of operations and comprehensive loss within the remeasurement of the private placement warrants liability. The modification did not result in a change to the liability classification, and as such the new Sponsor Warrants will continue to be remeasured at fair value at each balance sheet date until exercised with changes in fair value recorded through earnings as remeasurement of related party private placement warrant liability. See Note 4 - Fair Value Measurements for more information on the changes in fair value recognized during the three and six months ended June 30, 2025 related to the Private Placement Warrants and Sponsor Warrants.

All Public Placement Warrants to purchase 479,163 shares of Common stock were outstanding at June 30, 2025 and December 31, 2024. All newly issued Sponsor Warrants to purchase 250,000 shares of Common stock were outstanding at June 30, 2025, and all previously exchanged Private Placement Warrants to purchase 250,000 shares of Common stock were outstanding at December 31, 2024.

Triton Warrants

On February 13, 2025, the Company entered into a common stock purchase agreement with Triton Funds ("Triton") related to the purchase of up to $1.5 million of shares of the Company's Common stock between the date a form S-1 registration statement became effective and June 30, 2025. The S-1 registration date became effective on March 27, 2025.

Pursuant to the purchase agreement, the Company also issued to Triton a warrant (the “Triton Warrants”) to purchase up to 150,000 shares of Common stock at an exercise price of $10.00 per share, the average closing price of the Company’s Common stock on the five trading days immediately preceding the Company’s entry into the common stock purchase agreement. The Triton Warrants will be exercisable beginning August 13, 2025, subject to a restriction preventing Triton and its affiliates from beneficially owning more than 19.99% of the Company’s outstanding shares of Common stock without the Company first obtaining stockholder approval, and will expire on August 13, 2030.

The Company evaluated the Triton Warrants and concluded that they meet all conditions for equity classification. The estimated fair value of the warrants on issuance date of $3.1 million was recorded to additional paid-in capital within stockholders' equity. As the Company did not receive any consideration for the warrants issued, an offsetting entry was recorded to additional paid-in capital within stockholders' equity, resulting in no net impact to stockholders' deficit as of June 30, 2025.

The following assumptions were used to calculate the fair value of the Triton Warrants upon issuance as of February 13, 2025 using the Black-Scholes pricing model:

February 13, 2025
Stock price	$24.60
Exercise price	$10.00
Effective expiration date	8/13/2030
Term (years)	5.5
Volatility	84%
Risk-free rate	4.4%

9. WARRANTS

Bridge Warrants

In connection with the Bridge Convertible Notes issued in October 2023 (see Note 8 — Borrowings and Other Financing Arrangements), the Company issued warrants to purchase 1,336,723 shares of common stock exercisable at $0.00339 per share. The Bridge Warrants are classified as a component of equity and are immediately exercisable. The warrants expire on the earlier of: (1) the fifth anniversary; (2) immediately prior to the consummation of a change of control; or (3) immediately prior to the consummation of a SPAC transaction.

All issued Bridge Warrants were outstanding at December 31, 2023. As discussed in Note 4, immediately prior to the closing of the Merger in August 2024, all issued and outstanding Bridge Warrants were net exercised into shares of the Company’s common stock.

Private Warrants

In connection with the Company’s various historical debt and equity financing arrangements, the Company issued convertible preferred stock warrants to purchase shares of its various Series of convertible preferred stock.

The convertible preferred stock warrants are classified as liabilities, with changes in fair value recorded through earnings, as the underlying convertible preferred shares can be redeemed by the holders of these shares upon the occurrence of certain events that are outside of the control of the Company.

As discussed in Note 4, immediately prior to the consummation of the Merger in August 2024, each issued and outstanding convertible preferred stock warrant to purchase Legacy Bolt Convertible Preferred Stock converted into a warrant to purchase shares of the Company’s Common stock, with each warrant subject to the same terms and conditions as were applicable to the original warrant and having an exercise price and number of shares of Common stock purchasable based on the Exchange Ratio and other terms contained in the Merger Agreement (the “Private Warrants Conversion”).

After the Private Warrants Conversion, Private Warrants are indexed to the Company’s own stock, and they were therefore reclassed into equity classified instruments. Prior to the Private Warrants Conversion, the Company remeasured the convertible preferred stock warrant liability resulting in a final warrant value of $0.2 million. Therefore, the convertible preferred stock warrant liability for these warrants was removed and additional paid-in capital was increased by $0.2 million to account for the equity reclassification.

The following assumptions were used to calculate the fair value of the convertible preferred stock warrant liability as of December 31, 2023 under PWERM:

December 31, 2023
Fair value of common stock(1)	$4.08
Discount rate(2)	15%
Probability(3)	10%—90%
Exercise Price(4)	$0.00—$4.35
Expected term (in years)(5)	0.50 years

(1)	The fair value of Legacy Bolt Common Stock was determined by management with the assistance of an independent third-party valuation specialist.

(2)	The discount rate was the expected rate of return and was determined by management with the assistance of an independent third-party valuation specialist.

(3)	Scenario probability based on timing expectations of management that a qualified offering occurring as of December 31, 2023 was estimated at 90% and no qualified offering occurred was estimated at 10%.

(4)	The warrants have varying exercise prices, with certain warrants having an exercise price higher than the value of the Company’s common shares at the time of valuation.

(5)	The expected term represents the period of time that warrants granted are expected to be outstanding.

The following table represents the Private Warrants outstanding as of December 31, 2024:

	Issued Date	Exercise Price	Number of shares	Expiration Date
Series A	January 2013	$63.36	631	January 2028
Series B	June 2015	229.99	434	June 2030
Series E	July 2022	1,284.95	778	July 2029
Total			1,843

The following table represents the convertible preferred stock warrants outstanding as of December 31, 2023:

	Issued Date	Exercise Price	Number of shares	Expiration Date
Series A	January 2013	$63.36	631	January 2028
Series B	June 2015	229.98	434	June 2030
Series C	July 2017	574.55	293	July 2024
Series D	September 2017	1,087.80	2,206	September 2024
Series E	July 2022	1,284.95	778	July 2029
Total			4,342

Public Warrants

Private Placement Warrants – Related Party

In connection with the Company’s Merger in August 2024 (see Note 4 – Reverse Merger), the Company assumed warrants to purchase 250,000 shares of the Company’s Common stock (the “Private Placement Warrants”), which were issued to the Sponsor, a related party, with an exercise price of $230.00 per share.

The Private Placement Warrants are identical to the Public Placement Warrants discussed in the next section, except that if held by the Sponsor or its permitted transferees, they (i) may be exercised on a cashless basis and (ii) are not subject to redemption. If the Private Placement Warrants are held by holders other than the Sponsor or its permitted transferees, then the Private Placement Warrants will be redeemable by the Company and exercisable by the holders on the same basis as Public Placement Warrants, if price per share is less than $360.00. In addition, the Private Placement Warrants (and the shares of Common stock issuable upon exercise of such Private Placement Warrants) may not be transferred, assigned, or sold until 30 days after the completion of the Company’s Merger, subject to certain limited exceptions.

Public Placement Warrants

In connection with the Company’s Merger in August 2024 (see Note 4 – Reverse Merger), the Company assumed warrants to purchase 479,163 shares of the Company’s Common stock (the “Public Placement Warrants” and together with the Private Placement Warrants, the “Public Warrants”), with an exercise price of $230.00 per share. Public Warrants may only be exercised for a whole number of shares.

The Public Warrants would become exercisable on the later of (a) 30 days after the completion of a Business Combination and (b) 12 months from the closing of the Initial Public Offering. The Public Warrants would expire five years after the completion of a Business Combination or earlier upon redemption or liquidation. As discussed in Note 4, the Company completed the Merger on August 13, 2024. Therefore, all issued and outstanding Public Warrants become exercisable after September 13, 2024. The Public Warrants expire on August 13, 2029.

In addition, the Company has agreed that as soon as practicable, but in no event later than 20 business days after the closing of a Merger, the Company would use its commercially reasonable efforts to file with the SEC, and within 60 business days following a Merger to have declared effective, a registration statement covering the issuance of the shares of Common stock issuable upon exercise of the warrants and to maintain a current prospectus relating to those shares of Common stock until the warrants expire or are redeemed. Following the Merger consummation, the Company filed such registration statement on September 19, 2024 with the SEC to cover the issuance of the shares of Common stock issuable upon exercise of the Public Warrants.

Notwithstanding the above, if the Common stock is at the time of any exercise of a warrant not listed on a national securities exchange such that it satisfies the definition of a “covered security” under Section 18(b)(1) of the Securities Act, the Company may, at its option, require holders of Public Warrants who exercise their warrants to do so on a “cashless basis” in accordance with Section 3(a)(9) of the Securities Act and, in the event the Company so elects, the Company will not be required to file or maintain in effect a registration statement, but will use its commercially reasonable efforts to register or qualify the shares under applicable blue sky laws to the extent an exemption is not available.

Redemption

Redemption of Public Warrants when the price per share of Common stock equals or exceeds $360.00. The Company may redeem the outstanding Public Warrants (except as described herein with respect to the Private Placement Warrants):

●	in whole and not in part.

●	at a price of $0.01 per warrant.

●	upon a minimum of 30 days’ prior written notice of redemption, or 30-day redemption period, to each warrant holder; and
●	if, and only if, the last reported sale price of the Common stock equals or exceeds $360.00 per share (as adjusted for stock splits, stock capitalizations, reorganizations, recapitalizations and the like) for any 20 trading days within a 30-trading day period ending on the third trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

When the Public Warrants become redeemable by the Company, the Company may exercise its redemption right even if it is unable to register or qualify the underlying securities for sale under all applicable state securities laws.

Redemption of Public Warrants when the price per share of Common stock equals or exceeds $200.00. Commencing ninety days after the Public Warrants become exercisable, the Company may redeem the outstanding warrants:

●	in whole and not in part.

●	at a price of $0.10 per warrant if holders will be able to exercise their warrants on a cashless basis prior to redemption and receive that number of shares of Common stock based on the redemption date and the fair market value of the Common stock.

●	upon a minimum of 30 days’ prior written notice of redemption.

●	if, and only if, the last reported sale price of the Common stock equals or exceeds $200.00 per share (as adjusted for stock splits, stock dividends, reorganizations, recapitalizations and the like) on the trading day prior to the date on which the Company sends the notice of redemption to the warrant holders.

●	if, and only if, the Private Placement Warrants are also concurrently called for redemption on the same terms as the outstanding Public Warrants, as described above; and

●	if, and only if, there is an effective registration statement covering the issuance of the shares of Common stock issuable upon exercise of the warrants and a current prospectus relating thereto available throughout the 30-day period after written notice of redemption is given.

If the Company calls the Public Warrants for redemption, as described above, its management will have the option to require any holder that wishes to exercise the Public Warrants to do so on a “cashless basis,” as described in the Warrant Agreement. The exercise price and number of Common stock issuable upon exercise of the Public Warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, except as described below, the Public Warrants will not be adjusted for issuances of Common stock at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the Public Warrants.

The Public Placement Warrants and Private Placement Warrants are classified as public placement warrant liability and related party private placement warrant liability, respectively, in accordance with ASC 815-40-15 since the Public Warrants do not meet the criteria for equity treatment and must be recorded as liabilities. These liabilities are subject to remeasurement at each balance sheet date until exercised with changes in fair value recorded through earnings (see Note 5 – Fair Value Measurements).

As of December 31, 2024, there were 14,588,333 Public Warrants outstanding, each for 1/20th of a share of Common stock.

The key inputs for the Monte Carlo simulation model to value the Public Warrants at December 31, 2024 were as follows:

December 31, 2024
Stock price	$9.60
Exercise price for whole share of common stock	$230.00
Redemption threshold	$360.00
Effective expiration date	August 13, 2029
Term (years)	4.62
Volatility	80.4%
Risk-free rate	4.27%